Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	$ 1,737
Closing balances	(869)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(601)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(1)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	56
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(112)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	104
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(155)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	252
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	7
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	173
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	23
IAS 39 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		$ 2,395
Opening balance		(614)
IAS 39 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(369)
IAS 39 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(20)
IAS 39 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		28
IAS 39 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(148)
IAS 39 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		130
IAS 39 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(77)
IAS 39 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		38
IAS 39 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		32
IAS 39 [member] | Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		289
IAS 39 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		3
IAS 39 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		1,674
IAS 39 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		4
IAS 39 [member] | Asset backed securities [member] | Securities designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		94
IAS 39 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		103
Reclassification upon adoption of IFRS 9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(698)
Reclassification upon adoption of IFRS 9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		10
Reclassification upon adoption of IFRS 9 [member] | Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(10)
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		707
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(1,674)
Reclassification upon adoption of IFRS 9 [member] | Asset backed securities [member] | Securities designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(94)
Reclassification upon adoption of IFRS 9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		363
IFRS9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,340	1,697
Realized	(9)	(20)
Unrealized	71	(45)
Net unrealized gains (losses) included in OCI	1
Transfer in to Level 3		503
Transfer out of Level 3	(24)	(3)
Purchases/Issuances	1,208	1,270
Sales/Settlements	(850)	(2,062)
Closing balances	1,737	1,340
Opening balance	(782)	(614)
Realized	9	17
Unrealized	(67)	76
Transfer in to Level 3	(100)	(197)
Transfer out of Level 3	194	127
Purchases/Issuances	(358)	(373)
Sales/Settlements	235	182
Closing balances	(869)	(782)
IFRS9 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(423)	(369)
Unrealized	(113)	117
Transfer in to Level 3	(100)	(126)
Transfer out of Level 3	117	81
Purchases/Issuances	(288)	(226)
Sales/Settlements	206	100
Closing balances	(601)	(423)
IFRS9 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(109)	(20)
Unrealized	132	(79)
Sales/Settlements	(24)	(10)
Closing balances	(1)	(109)
IFRS9 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		28
Unrealized	59	(20)
Purchases/Issuances	2
Sales/Settlements	(5)	(8)
Closing balances	56
IFRS9 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(131)	(148)
Realized	9	17
Unrealized	3	(2)
Sales/Settlements	7	2
Closing balances	(112)	(131)
IFRS9 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	115	130
Realized	(9)	(17)
Unrealized	(2)	2
Closing balances	104	115
IFRS9 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(119)	(77)
Unrealized	(89)	40
Transfer in to Level 3		(71)
Transfer out of Level 3	77	46
Purchases/Issuances	(70)	(147)
Sales/Settlements	46	90
Closing balances	(155)	(119)
IFRS9 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	107	38
Unrealized	15	(27)
Transfer in to Level 3		12
Transfer out of Level 3	(24)	(1)
Purchases/Issuances	202	109
Sales/Settlements	(48)	(24)
Closing balances	252	107
IFRS9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	6	42
Realized		2
Unrealized	1	(3)
Sales/Settlements		(35)
Closing balances	7	6
IFRS9 [member] | Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	285	279
Realized		(3)
Unrealized		(2)
Net unrealized gains (losses) included in OCI	2	5
Purchases/Issuances	74	219
Sales/Settlements	(70)	(213)
Closing balances	291	285
IFRS9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	319	710
Realized		3
Unrealized	1	9
Transfer in to Level 3		12
Purchases/Issuances	74	95
Sales/Settlements	(221)	(510)
Closing balances	173	319
IFRS9 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	26
Unrealized	(3)
Purchases/Issuances		26
Closing balances	23	26
IFRS9 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		4
Realized		(5)
Unrealized		1
Purchases/Issuances		26
Sales/Settlements		(26)
IFRS9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	482	466
Unrealized		(5)
Net unrealized gains (losses) included in OCI	(1)	(5)
Transfer out of Level 3		(2)
Purchases/Issuances	856	795
Sales/Settlements	(506)	(767)
Closing balances	$ 831	482
IFRS9 [member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfer in to Level 3		479
Sales/Settlements		$ (479)